Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Description of Plan [Line Items]
Description of Plan
1.
Description of Plan

The following description of the Worthington Enterprises, Inc. 401(k) Plan (the “Plan”), provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions.

General:

The Plan is a defined contribution plan covering all non-union employees of Worthington Enterprises, Inc. (“Worthington Enterprises”) and its subsidiaries who are participating employers under the Plan (together with Worthington Enterprises, collectively, the “Company”) who meet the tenure, hour and age requirements specified in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The trustee for the Plan is Fidelity Management Trust Company (the “Trustee”). Worthington Enterprises is the sponsor of the Plan (the “Plan Sponsor”).

The Plan is one of two plans within the Worthington Industries Deferred Profit Sharing Plan Master Trust (the “Master Trust”). The other plan within the Master Trust is the Worthington Enterprises, Inc. 401(k) Plan for Collectively Bargained Employees (the “Union Plan”), formerly known as the Worthington Industries, Inc. Retirement Savings Plan for Collectively Bargained Employees.

Corporate action:

On December 1, 2023, the Company completed the spin-off of its former steel processing business (the “Separation”) into a separate public company in a transaction intended to qualify as tax-free to Worthington Enterprises’ shareholders. Also on December 1, 2023, Worthington Industries, Inc. changed its name to Worthington Enterprises, Inc., with such entity referred to herein as “Worthington Enterprises” for all past, present and future periods discussed in these financial statements. The Separation was achieved through Worthington Enterprises’ distribution of 100% of the outstanding common shares of Worthington Steel, Inc. (“Worthington Steel”) to holders of record of Worthington Enterprises common shares as of the close of business on November 21, 2023 (the “Record Date”). Each holder of record, which includes the participants of the Plan, received one common share of Worthington Steel for every one common share of Worthington Enterprises held on the Record Date. Worthington Steel is an independent, separate public company trading under the symbol “WS” on the NYSE.

Plan amendments:

Effective January 1, 2025, the Plan was amended and restated, and its name was changed from the Worthington Industries, Inc. Deferred Profit Sharing Plan to the Worthington Enterprises, Inc. 401(k) Plan.

Effective January 1, 2025, the Plan was amended to comply with certain provisions under the Setting Every Community Up for Retirement Enhancement (“SECURE”) Act of 2019, the SECURE 2.0 Act of 2022 and related regulatory guidance, including updates to long-term, part-time employee eligibility and required minimum distributions. Amendments included updates to required minimum distribution rules, including an increase in the applicable age to 73, its provisions for long-term, part-time employees, and the exclusion of designated Roth contributions from required minimum distribution calculations beginning in 2024.

Eligibility:

All non-union, full-time employees of the Company age 18 and older are eligible to participate in the Plan. These employees are eligible to participate in the employer contribution component of the Plan after six months of employment.

All non-union seasonal and part-time employees of the Company age 18 and older who have been employed for one year are eligible to participate in the Plan and in the employer contribution component of the Plan.

Effective January 1, 2025, in accordance with SECURE 2.0, long-term part-time employees who complete at least 500 hours of service in each of two consecutive 12-month periods (reduced from three consecutive periods) and have attained age 21 are eligible to make Section 401(k) Contributions and Roth 401(k) Contributions. Such employees are not eligible for Regular Employer Contributions or Matching Contributions until satisfying standard eligibility criteria.

Contributions:

Employee deferral – Participants may make pre-tax and/or Roth contributions up to a maximum of 90% of their annual compensation. Contributions are subject to annual addition and other limitations imposed by the Internal Revenue Code (the “IRC”) as defined in the Plan document.

Newly eligible and previously opted out participants in the Plan who have otherwise not made an enrollment designation are subject to an automatic annual enrollment arrangement whereby 4% of their compensation is automatically contributed to the Plan. Participants may modify the automatic enrollment designation of 4% of compensation. Annually, all participants contributing less than 10% of their compensation will automatically have their pre-tax deferral increased by 1%, up to a maximum of 10%, unless they opt out of the automatic increase.

Employer contributions – The Company matches 50 cents per dollar of contributions of the first 4% of Plan participants’ compensation. The Company also makes an employer contribution of 3% of compensation on behalf of eligible participants irrespective of the amounts deferred by such participants. These contributions are made each pay period. As a safe harbor plan, the Company guarantees a minimum contribution of at least 3% of participants’ eligible compensation.

Additional Company contributions may be made at the option of the Plan Sponsor and will be allocated based on the unit credit method. The unit credit method uses the participating employees’ years of service and compensation to allocate any additional contribution.

Participant accounts – Each participant’s account is credited with the participant’s contributions, employer matching contributions, employer contributions, earnings and losses thereon and an allocation of the Plan’s administrative expenses, to the extent not paid by the Company.

Rollover contributions from other plans are also accepted, provided certain specified conditions are met.

Investment Options:

Participants direct their contributions among the Plan’s investment options. All contributions are allocated to the designated investment options according to each participant’s election, although, to the extent that a participant receiving a contribution does not make an allocation election, the participant’s contribution is invested in the applicable Fidelity Freedom Fund, as determined by the age of the participant.

Contributions to the Worthington Enterprises common shares fund are limited to no more than 25% of the total contributions made by or for a participant to the Plan. A participant will be prohibited from making investment exchanges to the Worthington Enterprises common shares fund if the participant’s investment in the fund equals or exceeds 25% of such participant’s total accounts.

Additionally, as the result of the Separation, the Plan has an investment fund consisting of Worthington Steel common shares, which is a non-employer stock fund. The Worthington Steel common shares fund shall be permitted as an investment option under the Plan for approximately 18 months after December 1, 2023. No new investments, transfers to, or purchases were made in the Worthington Steel share fund on or after December 1, 2023. Effective after the close of business on April 7, 2025, the Company liquidated all remaining balances in the Worthington Steel stock fund.

Vesting:

All participants are 100% vested in all contributions and related earnings credited to their accounts.

Unallocated Accounts:

Unallocated balances consist of uncashed distribution checks or unallocated revenue sharing funds. At December 31, 2025 and 2024, unallocated account balances were $6,134 and $32,494, respectively. The Company did not use these funds to offset Company contributions to the Plan in 2025 and 2024. The Company used unallocated account funds of $64,772 and $134,441 to offset fees in 2025 and 2024, respectively.

Revenue Sharing:

The Plan has a revenue-sharing agreement whereby the Trustee returns a portion of the investment fees to the recordkeeper to offset the Plan’s administrative expenses. Effective January 1, 2018, if the revenue received by the Trustee from mutual fund service providers exceeds the amount owed under the Plan, the Trustee remits the excess to the Plan’s trust on a quarterly basis. Such amounts may be applied to pay Plan administrative expenses or allocated to the accounts of the Plan participants. Revenue sharing funds in excess of qualified reimbursable Plan expenses is reported as “Other income” in the Statements of Changes in Net Assets Available for Benefits. At December 31, 2025 and 2024, the ending balances in the revenue sharing account were $2,333 and $24,806, respectively. The Plan may make a payment to the Trustee for administrative expenses not covered by revenue sharing.

Notes Receivable from Participants:

Participants may borrow from their Plan accounts up to a maximum equal to the lesser of $50,000 or 50% of their account balance. Loans are to be repaid over a period not to exceed 5 years, except when used for the purchase of a primary residence.

Each loan is secured by the remaining balance in the participant’s account and bears interest at rates established by the Trustee. Principal and interest are paid ratably through payroll deductions. Loans are valued at unpaid principal balance plus accrued unpaid interest.

Other Plan Provisions:

Normal retirement age under the Plan is 62, or when the sum of the participant’s age and years of service equals 70. The Plan also provides for early payment of benefits to in-service employees, with certain restrictions, after reaching age 59-1/2.

Effective March 1, 2018, the Plan was amended regarding the disposition of dividends paid on Worthington Enterprises common shares attributable to the employee stock ownership plan feature. Such dividends may be: (a) paid in cash directly to participants; (b) paid to the Plan and subsequently distributed to participants in cash no later than 90 days after the close of the Plan year in which the dividends are paid to the Plan; (c) paid to the Plan and reinvested in Worthington Enterprises common shares; or (d) paid to the Plan and reinvested in accordance with participant’s investment directions for contributions. If a participant fails to make an election, such dividends are to be paid to the Plan and reinvested in Worthington Enterprises common shares.

Payment of Benefits:

Benefit payments are recorded when paid. Upon termination of service due to death, disability, retirement or other reasons, a participant may receive the value of the vested interest in his or her account as a lump-sum distribution.

Hardship Withdrawals:

Hardship withdrawals are permitted in accordance with Internal Revenue Service (the “IRS”) guidelines.